UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

 235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

LS Theta Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Collateralized Mortgage Obligations – 10.4%
	Fannie Mae REMICS
$3,402,487	Series 2015-94, Class EP, 3.000%, 7/25/2043	$3,386,570
3,959,554	Series 2017-105, Class BA, 3.000%, 8/25/2044	3,937,935
3,909,763	Series 2016-31, Class UP, 3.000%, 8/25/2044	3,896,502
	Freddie Mac REMICS
3,976,259	Series 4766, Class VC, 4.000%, 4/15/2029[1]	4,178,225
3,796,961	Series 4646, Class DA, 3.500%, 1/15/2042[1]	3,855,783
3,966,375	Series 4769, Class T, 4.500%, 3/15/2043[1]	4,126,743
3,923,520	Series 4746, Class NA, 3.500%, 4/15/2043[1]	3,975,335
3,734,774	Series 4314, Class PD, 3.750%, 7/15/2043[1]	3,848,150
3,955,097	Series 4727, Class PA, 3.000%, 3/15/2046[1]	3,950,703
3,983,810	Government National Mortgage Association[1]	3,912,607

	Total Collateralized Mortgage Obligations (Cost $39,248,043)	39,068,553

	Corporate Bonds – 75.3%
	Communications – 3.9%
2,350,000	21st Century Fox America, Inc. 3.000%, 9/15/2022	2,323,884
2,500,000	AT&T, Inc. 2.723% (LIBOR 3 Month+89 basis points), 2/14/2023[2]	2,536,403
	Comcast Corp.
2,750,000	5.150%, 3/1/2020	2,862,211
3,350,000	2.750%, 3/1/2023[1]	3,263,711
2,750,000	NBCUniversal Enterprise, Inc. 1.974%, 4/15/2019[3]	2,730,315
1,100,000	Verizon Communications, Inc. 2.948% (LIBOR 3 Month+77 basis points), 6/17/2019[2]	1,108,230
		14,824,754
	Consumer Discretionary – 7.2%
1,500,000	eBay, Inc. 2.637% (LIBOR 3 Month+87 basis points), 1/30/2023[2]	1,511,745
	Ford Motor Credit Co. LLC
1,000,000	2.681%, 1/9/2020	992,013
1,500,000	2.704% (LIBOR 3 Month+100 basis points), 1/9/2020[2]	1,512,131
	General Motors Financial Co., Inc.
3,000,000	3.450%, 4/10/2022[1]	2,978,106
2,500,000	3.612% (LIBOR 3 Month+131 basis points), 6/30/2022[2]	2,537,693
	Home Depot, Inc.
2,750,000	2.000%, 6/15/2019[1]	2,736,376
2,350,000	2.700%, 4/1/2023[1]	2,306,017
	Lowe's Cos., Inc.
1,850,000	1.150%, 4/15/2019	1,824,483
1,850,000	3.875%, 9/15/2023[1]	1,914,611

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$2,200,000	McDonald's Corp. 2.100%, 12/7/2018	$2,194,042
2,000,000	Southwest Airlines Co. 2.650%, 11/5/2020[1]	1,980,214
2,750,000	Starbucks Corp. 2.100%, 2/4/2021[1]	2,695,960
2,000,000	Toyota Motor Credit Corp. 2.527% (LIBOR 3 Month+48 basis points), 9/8/2022[2]	2,012,154
		27,195,545
	Consumer Staples – 5.6%
	Altria Group, Inc.
2,975,000	9.700%, 11/10/2018	3,101,199
3,250,000	4.750%, 5/5/2021[4]	3,398,515
2,475,000	Anheuser-Busch InBev Finance, Inc. 2.150%, 2/1/2019	2,474,555
2,500,000	Coca-Cola Co. 1.650%, 11/1/2018	2,490,943
1,550,000	Estee Lauder Cos., Inc. 1.800%, 2/7/2020	1,523,617
2,500,000	Mead Johnson Nutrition Co. 3.000%, 11/15/2020	2,491,240
2,500,000	PepsiCo, Inc. 5.000%, 6/1/2018	2,511,213
3,000,000	Target Corp. 3.875%, 7/15/2020	3,074,463
		21,065,745
	Energy – 3.4%
1,500,000	BP Capital Markets PLC (United Kingdom) 2.916% (LIBOR 3 Month+63 basis points), 9/26/2018[2,5]	1,503,333
	Chevron Corp.
2,975,000	1.718%, 6/24/2018[1]	2,970,526
2,500,000	1.961%, 3/3/2020[1]	2,465,020
2,700,000	EOG Resources, Inc. 5.625%, 6/1/2019	2,780,733
2,975,000	Shell International Finance B.V. (Netherlands) 1.375%, 9/12/2019[5]	2,922,473
		12,642,085
	Financials – 29.4%
	Aflac, Inc.
2,100,000	2.400%, 3/16/2020	2,078,286
2,795,000	3.625%, 11/15/2024[4]	2,811,815

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$2,750,000	American Express Credit Corp. 2.455% (LIBOR 3 Month+43 basis points), 3/3/2020[1,2]	$2,761,085
2,215,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	2,364,371
2,975,000	Australia & New Zealand Banking Group Ltd. (Australia) 1.600%, 7/15/2019[5]	2,931,080
	Bank of America Corp.
1,850,000	1.950%, 5/12/2018	1,849,162
1,850,000	2.600%, 1/15/2019	1,852,035
1,850,000	2.250%, 4/21/2020	1,823,621
1,850,000	5.000%, 5/13/2021	1,950,007
850,000	Bank of New York Mellon Corp. 2.817% (LIBOR 3 Month+105 basis points), 10/30/2023[1,2]	864,477
3,475,000	Berkshire Hathaway, Inc. 2.200%, 3/15/2021[1,4]	3,431,809
1,750,000	BNP Paribas S.A. (France) 2.450%, 3/17/2019[5]	1,745,132
2,950,000	Capital One Financial Corp. 4.750%, 7/15/2021	3,078,623
2,000,000	Citigroup, Inc. 3.436% (LIBOR 3 Month+143 basis points), 9/1/2023[1,2]	2,050,000
	Commonwealth Bank of Australia
3,000,000	1.375%, 9/6/2018[3,5]	2,983,605
2,475,000	2.250%, 3/13/2019[5]	2,465,709
2,000,000	2.855% (LIBOR 3 Month+83 basis points), 9/6/2021[2,3,5]	2,022,646
2,750,000	Fifth Third Bank 2.300%, 3/15/2019[1]	2,738,909
	Goldman Sachs Group, Inc.
1,850,000	2.625%, 1/31/2019	1,849,408
2,350,000	2.300%, 12/13/2019[1]	2,325,830
2,550,000	2.600%, 12/27/2020[1]	2,513,497
2,000,000	2.741% (LIBOR 3 Month+100 basis points), 7/24/2023[1,2]	2,001,200
2,000,000	3.510% (LIBOR 3 Month+175 basis points), 10/28/2027[1,2]	2,096,580
3,250,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	3,366,223
3,000,000	Huntington Bancshares, Inc. 3.150%, 3/14/2021[1]	2,987,118
2,250,000	Huntington National Bank 2.375%, 3/10/2020[1]	2,219,501
2,825,000	JPMorgan Chase & Co. 4.500%, 1/24/2022	2,940,661
2,750,000	KeyBank N.A. 1.600%, 8/22/2019	2,707,546

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
$2,750,000	Manufacturers & Traders Trust Co. 2.250%, 7/25/2019[1]	$2,730,351
2,750,000	Mastercard, Inc. 2.000%, 4/1/2019	2,732,199
2,975,000	MetLife, Inc. 4.750%, 2/8/2021	3,099,165
	Morgan Stanley
2,800,000	2.650%, 1/27/2020	2,783,978
3,000,000	5.750%, 1/25/2021	3,198,417
2,000,000	3.011% (LIBOR 3 Month+122 basis points), 5/8/2024[1,2]	2,033,500
3,210,000	Nasdaq, Inc. 5.550%, 1/15/2020	3,349,256
3,350,000	Simon Property Group LP 4.375%, 3/1/2021[1]	3,470,486
2,750,000	Sumitomo Mitsui Banking Corp. (Japan) 2.250%, 7/11/2019[5]	2,726,292
1,085,000	TD Ameritrade Holding Corp. 5.600%, 12/1/2019	1,133,987
2,475,000	U.S. Bancorp 2.200%, 4/25/2019[1]	2,462,019
2,550,000	UBS A.G. (Switzerland) 2.375%, 8/14/2019[5]	2,531,857
	Wells Fargo & Co.
2,475,000	2.150%, 1/15/2019	2,464,387
2,975,000	2.550%, 12/7/2020	2,924,955
	Westpac Banking Corp.
2,750,000	4.875%, 11/19/2019[5]	2,835,434
3,250,000	2.150%, 3/6/2020[5]	3,201,855
		110,488,074
	Health Care – 8.3%
1,750,000	AbbVie, Inc. 2.500%, 5/14/2020[1]	1,728,237
	Amgen, Inc.
2,975,000	5.700%, 2/1/2019[4]	3,047,715
2,975,000	2.200%, 5/22/2019[1]	2,957,076
3,000,000	Cigna Corp. 3.250%, 4/15/2025[1,4]	2,867,133
	CVS Health Corp.
2,700,000	2.250%, 12/5/2018[1]	2,690,909
3,000,000	4.750%, 12/1/2022[1]	3,145,383
	Gilead Sciences, Inc.
2,475,000	1.850%, 9/4/2018	2,471,711
2,255,000	2.550%, 9/1/2020	2,237,578

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Health Care (Continued)
	Merck & Co., Inc.
$3,750,000	3.875%, 1/15/2021[1]	$3,859,166
2,805,000	2.800%, 5/18/2023	2,766,496
895,000	Stryker Corp. 2.000%, 3/8/2019	889,271
2,750,000	UnitedHealth Group, Inc. 2.700%, 7/15/2020	2,738,708
		31,399,383
	Industrials – 5.1%
2,000,000	Burlington Northern Santa Fe LLC 3.000%, 3/15/2023[1]	1,983,650
	Caterpillar Financial Services Corp.
2,250,000	2.100%, 6/9/2019	2,237,521
2,975,000	1.700%, 8/9/2021	2,850,782
2,975,000	Caterpillar, Inc. 3.900%, 5/27/2021	3,057,205
3,350,000	General Electric Co. 2.167% (LIBOR 3 Month+38 basis points), 5/5/2026[2]	3,199,424
1,750,000	Honeywell International, Inc. 1.800%, 10/30/2019	1,727,395
2,975,000	Illinois Tool Works, Inc. 6.250%, 4/1/2019	3,079,137
850,000	United Parcel Service, Inc. 2.230% (LIBOR 3 Month+38 basis points), 5/16/2022[2]	853,052
		18,988,166
	Materials – 3.9%
	EI du Pont de Nemours & Co.
2,500,000	2.303% (LIBOR 3 Month+53 basis points), 5/1/2020[2]	2,516,775
2,740,000	3.625%, 1/15/2021	2,788,438
2,500,000	Monsanto Co. 2.200%, 7/15/2022[1]	2,383,265
2,300,000	Newmont Mining Corp. 3.500%, 3/15/2022[1]	2,305,299
	Praxair, Inc.
2,500,000	1.250%, 11/7/2018	2,481,733
2,225,000	4.500%, 8/15/2019	2,284,792
		14,760,302
	Technology – 5.2%
1,500,000	Apple, Inc. 2.300% (LIBOR 3 Month+50 basis points), 2/9/2022[2]	1,518,159

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Technology (Continued)
	Cisco Systems, Inc.
$2,475,000	4.950%, 2/15/2019	$2,528,430
2,975,000	2.450%, 6/15/2020	2,957,873
	Oracle Corp.
1,975,000	2.375%, 1/15/2019	1,975,231
2,475,000	3.875%, 7/15/2020	2,534,492
2,850,000	2.500%, 5/15/2022[1]	2,795,676
	QUALCOMM, Inc.
2,750,000	2.250%, 5/20/2020	2,705,148
2,500,000	2.497% (LIBOR 3 Month+73 basis points), 1/30/2023[2]	2,480,270
		19,495,279
	Utilities – 3.3%
2,750,000	Duke Energy Progress LLC 5.300%, 1/15/2019	2,799,467
2,950,000	Edison International 2.125%, 4/15/2020	2,897,204
1,350,000	Florida Power & Light Co. 3.250%, 6/1/2024[1]	1,356,160
2,850,000	Georgia Power Co. 4.250%, 12/1/2019	2,914,589
2,700,000	Southern Co. 2.350%, 7/1/2021[1]	2,618,436
		12,585,856
	Total Corporate Bonds (Cost $287,270,195)	283,445,189

	U.S. Government Agencies – 1.0%
3,906,489	Fannie Mae Pool 3.000%, 1/1/2032	3,905,074

	Total U.S. GOVERNMENT AGENCIES (Cost $3,939,207)	3,905,074

	U.S. Treasury Notes – 10.1%
	United States Treasury Note
7,550,000	3.875%, 5/15/2018[4]	7,569,607
7,550,000	4.000%, 8/15/2018[4]	7,608,611
7,550,000	3.750%, 11/15/2018[4]	7,629,041
7,550,000	2.750%, 2/15/2019[4]	7,591,585
7,500,000	3.125%, 5/15/2019	7,578,225

	Total U.S. Treasury Notes (Cost $38,052,151)	37,977,069

LS Theta Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Contracts		Value

	Purchased Options Contracts – 0.2%
	Put Options – 0.2%
	S&P 500 Index
350	Exercise Price: $2,450.00, Notional Amount: $85,750,000, Expiration Date: April 6, 2018	$35,875
350	Exercise Price: $2,450.00, Notional Amount: $85,750,000, Expiration Date: April 13, 2018	141,750
350	Exercise Price: $2,450.00, Notional Amount: $85,750,000, Expiration Date: April 20, 2018	250,250
350	Exercise Price: $2,450.00, Notional Amount: $85,750,000, Expiration Date: April 27, 2018	341,250

	Total Put Options (Cost $774,569)	769,125

	Total Purchased Options Contracts (Cost $774,569)	769,125

Principal Amount

	Short-Term Investments – 3.2%
$12,134,578	UMB Money Market Fiduciary, 0.01%[6]	12,134,578

	Total Short-Term Investments (Cost $12,134,578)	12,134,578

	Total Investments – 100.2% (Cost $381,418,743)	377,299,588
	Other Liabilities in Excess of Assets – (0.2)%	(806,850)

	Total Net Assets – 100.0%	$376,492,738

Number of Contracts

	WRITTEN Options Contracts – (0.8)%
	Put Options – (0.8)%
	S&P 500 Index
(700)	Exercise Price: $2,610.00, Notional Amount: $(182,700,000), Expiration Date: April 6, 2018	(1,190,000)
(700)	Exercise Price: $2,610.00, Notional Amount: $(182,700,000), Expiration Date: April 13, 2018	(1,851,500)

	Total Put Options (Proceeds $2,936,581)	(3,041,500)

	Total WRITTEN Options Contracts (Proceeds $2,936,581)	$(3,041,500)

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,736,566 which represents 2.1% of Net Assets.
[4]	All or a portion of this security is segregated as collateral for open written options contracts.
[5]	Foreign security denominated in U.S. Dollars.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

LS Theta Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

LS Theta Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

LS Theta Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

LS Theta Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At March 31, 2018, the cost of securities and the proceeds from written options contracts, on a tax basis and gross unrealized appreciation and depreciation on investments and written options contracts for federal income tax purposes were as follows:

Cost of Investments	$378,482,162

Gross unrealized appreciation	$54,954
Gross unrealized depreciation	(4,279,028)

Net unrealized depreciation on investments	$(4,224,074)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s assets carried at fair value:

LS Theta Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

March 31, 2018 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Collateralized Mortgage Obligations	$-	$39,068,553	$-	$39,068,553
Corporate Bonds **	-	283,445,189	-	283,445,189
U.S. Government Agencies	-	3,905,074	-	3,905,074
U.S. Treasury Notes	-	37,977,069	-	37,977,069
Purchased Options Contracts	769,125	-	-	769,125
Short-Term Investments
Money Market	12,134,578	-	-	12,134,578
Total Assets	$12,903,703	$364,395,885	$-	$377,299,588

Liabilities
Written Options Contracts	$3,041,500	$-	$-	$3,041,500

*	The Fund did not hold any Level 3 securities at period end.

**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/18